INCOME AND SOCIAL CONTRIBUTION TAXES - Rollforward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rollforward of net balance of deferred income tax
Opening balance	R$ 3,985,297	R$ 8,729,929
Tax loss	2,872	50,220
Negative tax basis of social contribution	11,780	34,176
(Reversal of) provision for judicial liabilities	55,562	19,251
Reversal of operating provisions and other losses	215,779	33,898
Exchange rate variation	(1,913,350)	(2,257,699)
Derivative gains ("MtM")	(668,926)	(2,202,857)
Amortization of fair value adjustment on business combinations	2,219	8,970
Unrealized profit on inventories	(211,474)	64,164
Leases	(8,728)	(8,534)
Goodwill - tax benefit on unamortized goodwill	(278,551)	(276,614)
Property, plant and equipment - deemed cost	79,866	99,510
Accelerated tax depreciation	70,140	74,952
Borrowing cost	(429,229)	(111,435)
Fair value of biological assets	(412,158)	(272,308)
Credits on exclusion of ICMS from the PIS/COFINS tax base	43,430	3,906
Other temporary differences	(10,693)	(4,232)
Closing balance	R$ 533,836	R$ 3,985,297